10. INCOME TAXES (Details) (USD $)	12 Months Ended		206 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Loss for the year	$ (14,866,359)	$ (21,969,902)	$ (146,072,123)
Statutory rate	25.00%	26.50%
Expected income tax recovery	(3,716,590)	(5,822,024)	(3,716,590)
Permanent differences and other	270,521	(22,083)
Difference in foreign tax rates and enacted tax rates	(577,544)	(1,152,540)
Change in valuation allowance	4,353,383	2,014,763
Withholding taxes		152,190
Total income tax expense (recovery)	329,770	(4,829,694)
Current income tax expense	0	152,190
Deferred income tax expense (recovery)	$ 329,770	$ (4,981,884)	$ (5,197,526)